Columbia Capital Allocation Portfolios
First Quarter Report
April 30, 2026 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 5.9%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	304,321	8,843,577
Total Alternative Strategies Funds (Cost $8,730,992)		8,843,577

Equity Funds 24.3%

International 4.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	58,603	1,218,351
Columbia Overseas Core Fund, Institutional 3 Class(a)	375,877	5,010,443
Total		6,228,794
U.S. Large Cap 19.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	164,715	6,842,272
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	283,122	6,857,207
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	51,416	4,345,665
Columbia Disciplined Core Fund, Institutional 3 Class(a)	431,301	6,849,057
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	206,008	4,138,715
Total		29,032,916
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	24,109	657,690
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	15,214	592,872
Total		1,250,562
Total Equity Funds (Cost $30,424,266)		36,512,272

Exchange-Traded Equity Funds 1.0%

Emerging Markets 1.0%
Columbia Research Enhanced Emerging Economies ETF(a)	48,785	1,589,103
Total Exchange-Traded Equity Funds (Cost $1,223,528)		1,589,103

Exchange-Traded Fixed Income Funds 34.6%
	Shares	Value ($)
Investment Grade 34.6%
Columbia Core Bond ETF(a)	1,729,219	51,980,335
Total Exchange-Traded Fixed Income Funds (Cost $55,444,140)		51,980,335

Fixed Income Funds 29.7%

Emerging Markets 3.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	455,679	4,616,026
High Yield 5.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	734,844	8,164,125
Investment Grade 21.2%
Columbia Quality Income Fund, Institutional 3 Class(a)	726,392	13,111,377
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	1,854,796	16,952,836
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	176,498	1,749,091
Total		31,813,304
Total Fixed Income Funds (Cost $44,719,201)		44,593,455

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 3.810%(a),(c)	5,552,343	5,550,122
Total Money Market Funds (Cost $5,550,547)		5,550,122
Total Investments in Securities (Cost: $146,092,674)		149,068,864
Other Assets & Liabilities, Net		1,199,438
Net Assets		150,268,302
At April 30, 2026, securities and/or cash totaling $1,165,119 were pledged as collateral.

Columbia Capital Allocation Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
225,000 AUD	161,699 USD	Barclays	05/27/2026	—	(221)
968,000 NOK	104,398 USD	Barclays	05/27/2026	—	(60)
3,069,057 USD	485,233,000 JPY	Barclays	05/27/2026	36,809	—
83,535 USD	141,000 NZD	Barclays	05/27/2026	—	(172)
1,340,000 SEK	145,839 USD	Citi	05/27/2026	521	—
1,987,230 USD	1,468,000 GBP	Citi	05/27/2026	10,306	—
289,100 USD	45,922,000 JPY	HSBC	05/27/2026	4,837	—
583,457 USD	990,000 NZD	HSBC	05/27/2026	1,857	—
1,115,000 CAD	815,995 USD	JPMorgan Chase Bank	05/27/2026	—	(5,675)
87,000 EUR	102,270 USD	JPMorgan Chase Bank	05/27/2026	48	—
744,000 CHF	957,763 USD	Morgan Stanley Bank	05/27/2026	3,109	—
556,000 CAD	409,045 USD	State Street	05/27/2026	—	(685)
919,354 USD	8,579,000 NOK	UBS	05/27/2026	6,414	—
1,223,000 AUD	875,411 USD	Wells Fargo	05/27/2026	—	(4,713)
1,754,000 EUR	2,069,803 USD	Wells Fargo	05/27/2026	8,921	—
16,782,000 SEK	1,839,244 USD	Wells Fargo	05/27/2026	19,291	—
42,207 USD	33,000 CHF	Wells Fargo	05/27/2026	136	—
490,784 USD	362,000 GBP	Wells Fargo	05/27/2026	1,796	—
Total				94,045	(11,526)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	7	06/2026	USD	792,750	5,750	—
Bloomberg IG Credit	22	06/2026	USD	2,348,940	—	(5,344)
CAC40 Index	21	05/2026	EUR	1,691,655	—	(46,748)
FTSE 100 Index	20	06/2026	GBP	2,075,700	108,099	—
MSCI Emerging Markets Index	18	06/2026	USD	1,470,780	124,347	—
Russell 2000 Index E-mini	7	06/2026	USD	982,730	98,333	—
S&P 500 Index E-mini	4	06/2026	USD	1,448,750	150,443	—
S&P/TSX 60 Index	9	06/2026	CAD	3,571,560	120,140	—
U.S. Treasury 10-Year Note	19	06/2026	USD	2,101,281	—	(51,692)
U.S. Treasury Ultra Bond	8	06/2026	USD	920,250	—	(42,027)
Total					607,112	(145,811)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(93)	06/2026	EUR	(5,431,200)	—	(332,540)
FTSE/MIB Index	(8)	06/2026	EUR	(1,906,920)	—	(183,554)
MSCI EAFE Index	(9)	06/2026	USD	(1,370,745)	—	(52,314)
Total					—	(568,408)

Columbia Capital Allocation Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	1,489,731	121,492	(5,357)	—	—	116,135	—
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	1,387,043	(164,991)	4,895	—	—	—	(160,096)
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	1,501,829	(301)	—	—	—	—	(300)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	1,499,680	(300)	—	—	—	—	(300)
Total							(44,100)	(462)	—	—	116,135	(160,696)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	49,579,927	294,661	(53,220,411)*	3,345,823	—	—	(110,090)	254,262	—
Columbia Contrarian Core Fund, Institutional 3 Class
	6,809,643	91,166	(238,073)	179,536	6,842,272	—	49,945	—	164,715
Columbia Core Bond ETF
	—	55,444,139 *	—	(3,463,804)	51,980,335	—	—	85,210	1,729,219
Columbia Cornerstone Equity Fund, Institutional 3 Class
	6,826,618	87,792	(180,584)	123,381	6,857,207	—	35,058	—	283,122
Columbia Cornerstone Growth Fund, Institutional 3 Class
	4,331,420	107,761	(184,837)	91,321	4,345,665	—	53,684	—	51,416
Columbia Disciplined Core Fund, Institutional 3 Class
	6,726,088	110,689	(203,010)	215,290	6,849,057	—	18,276	—	431,301
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,931,983	103,580	(362,384)	(57,153)	4,616,026	—	27,814	60,530	455,679
Columbia Emerging Markets Fund, Institutional 3 Class
	1,158,454	56,323	(122,153)	125,727	1,218,351	—	31,555	—	58,603

Columbia Capital Allocation Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	11,443,297	252,505	(3,728,986)	197,309	8,164,125	—	(271,348)	169,162	734,844
Columbia Intrinsic Value Fund, Institutional 3 Class
	4,141,276	41,057	(229,396)	185,778	4,138,715	—	24,296	8,483	206,008
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	8,882,121	(151,129)	112,585	8,843,577	—	1,069	—	304,321
Columbia Overseas Core Fund, Institutional 3 Class
	4,897,497	138,153	(36,919)	11,712	5,010,443	—	8,939	—	375,877
Columbia Quality Income Fund, Institutional 3 Class
	13,718,089	248,227	(899,680)	44,741	13,111,377	—	(176,274)	135,426	726,392
Columbia Research Enhanced Emerging Economies ETF
	1,449,402	—	—	139,701	1,589,103	—	—	—	48,785
Columbia Select Corporate Income Fund, Institutional 3 Class
	17,581,218	334,979	(862,273)	(101,088)	16,952,836	—	(126,760)	200,437	1,854,796
Columbia Select Small Cap Value Fund, Institutional 3 Class
	633,922	15,776	(59,754)	67,746	657,690	—	5,243	—	24,109
Columbia Short-Term Cash Fund, 3.810%
	5,459,547	2,717,835	(2,626,865)	(395)	5,550,122	—	(116)	49,316	5,552,343
Columbia Small Cap Growth Fund, Institutional 3 Class
	611,761	24,804	(72,344)	28,651	592,872	—	15,478	—	15,214
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	11,199,584	171,892	(10,410,384)	787,999	1,749,091	—	(861,323)	72,646	176,498
Total	151,499,726			2,034,860	149,068,864	—	(1,274,554)	1,035,472

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Conservative Portfolio | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 4.7%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	537,132	15,609,054
Total Alternative Strategies Funds (Cost $15,410,326)		15,609,054

Equity Funds 38.4%

International 8.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	259,808	5,401,401
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,628,854	21,712,625
Total		27,114,026
U.S. Large Cap 29.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	607,597	25,239,584
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	1,036,315	25,099,564
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	127,759	10,798,177
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,588,871	25,231,268
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	500,569	10,056,428
Total		96,425,021
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	79,593	2,171,303
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	55,671	2,169,498
Total		4,340,801
Total Equity Funds (Cost $103,172,888)		127,879,848

Exchange-Traded Equity Funds 2.2%

Emerging Markets 2.2%
Columbia Research Enhanced Emerging Economies ETF(a)	221,114	7,202,479
Total Exchange-Traded Equity Funds (Cost $5,545,539)		7,202,479

Exchange-Traded Fixed Income Funds 25.5%
	Shares	Value ($)
Investment Grade 25.5%
Columbia Core Bond ETF(a)	2,818,402	84,721,177
Total Exchange-Traded Fixed Income Funds (Cost $90,537,357)		84,721,177

Fixed Income Funds 24.4%

Emerging Markets 2.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	962,739	9,752,544
High Yield 3.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,149,047	12,765,911
Investment Grade 17.6%
Columbia Quality Income Fund, Institutional 3 Class(a)	1,236,727	22,322,919
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	3,642,466	33,292,139
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	301,656	2,989,413
Total		58,604,471
Total Fixed Income Funds (Cost $85,763,772)		81,122,926

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 3.810%(a),(c)	12,957,373	12,952,190
Total Money Market Funds (Cost $12,953,163)		12,952,190
Total Investments in Securities (Cost: $313,383,045)		329,487,674
Other Assets & Liabilities, Net		3,035,980
Net Assets		332,523,654
At April 30, 2026, securities and/or cash totaling $2,781,853 were pledged as collateral.

Columbia Capital Allocation Moderate Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
502,000 AUD	360,767 USD	Barclays	05/27/2026	—	(494)
2,119,000 NOK	228,533 USD	Barclays	05/27/2026	—	(131)
6,780,138 USD	1,071,973,000 JPY	Barclays	05/27/2026	81,319	—
186,621 USD	315,000 NZD	Barclays	05/27/2026	—	(385)
3,010,000 SEK	327,594 USD	Citi	05/27/2026	1,169	—
4,391,400 USD	3,244,000 GBP	Citi	05/27/2026	22,774	—
647,845 USD	102,907,000 JPY	HSBC	05/27/2026	10,839	—
1,288,908 USD	2,187,000 NZD	HSBC	05/27/2026	4,101	—
2,463,000 CAD	1,802,508 USD	JPMorgan Chase Bank	05/27/2026	—	(12,535)
197,000 EUR	231,577 USD	JPMorgan Chase Bank	05/27/2026	110	—
1,643,000 CHF	2,115,060 USD	Morgan Stanley Bank	05/27/2026	6,866	—
1,234,000 CAD	907,844 USD	State Street	05/27/2026	—	(1,520)
2,031,067 USD	18,953,000 NOK	UBS	05/27/2026	14,170	—
2,702,000 AUD	1,934,064 USD	Wells Fargo	05/27/2026	—	(10,412)
3,874,000 EUR	4,571,503 USD	Wells Fargo	05/27/2026	19,704	—
37,075,000 SEK	4,063,281 USD	Wells Fargo	05/27/2026	42,618	—
89,530 USD	70,000 CHF	Wells Fargo	05/27/2026	289	—
1,090,029 USD	804,000 GBP	Wells Fargo	05/27/2026	3,990	—
Total				207,949	(25,477)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	15	06/2026	USD	1,698,750	12,321	—
Bloomberg IG Credit	23	06/2026	USD	2,455,710	—	(5,587)
CAC40 Index	50	05/2026	EUR	4,027,750	—	(111,304)
FTSE 100 Index	49	06/2026	GBP	5,085,465	264,844	—
MSCI Emerging Markets Index	43	06/2026	USD	3,513,530	297,052	—
Russell 2000 Index E-mini	18	06/2026	USD	2,527,020	252,855	—
S&P 500 Index E-mini	8	06/2026	USD	2,897,500	300,886	—
S&P/TSX 60 Index	23	06/2026	CAD	9,127,320	307,023	—
U.S. Treasury 10-Year Note	79	06/2026	USD	8,736,906	—	(214,931)
U.S. Treasury Ultra Bond	7	06/2026	USD	805,219	—	(36,774)
Total					1,434,981	(368,596)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(233)	06/2026	EUR	(13,607,200)	—	(828,532)
FTSE/MIB Index	(17)	06/2026	EUR	(4,052,205)	—	(390,052)
MSCI EAFE Index	(19)	06/2026	USD	(2,893,795)	—	(110,440)
Total					—	(1,329,024)

Columbia Capital Allocation Moderate Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	4,091,104	333,641	(14,712)	—	—	318,929	—
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	3,817,712	(454,123)	13,474	—	—	—	(440,649)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	3,306,987	(661)	—	—	—	—	(661)
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	3,308,015	(662)	—	—	—	—	(662)
Total							(121,805)	(1,238)	—	—	318,929	(441,972)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	78,685,060	410,907	(84,634,644)*	5,538,677	—	—	(90,456)	404,604	—
Columbia Contrarian Core Fund, Institutional 3 Class
	24,838,667	92,736	(391,919)	700,100	25,239,584	—	131,370	—	607,597
Columbia Core Bond ETF
	—	90,537,357 *	—	(5,816,180)	84,721,177	—	—	135,930	2,818,402
Columbia Cornerstone Equity Fund, Institutional 3 Class
	24,938,042	83,577	(341,781)	419,726	25,099,564	—	162,357	—	1,036,315
Columbia Cornerstone Growth Fund, Institutional 3 Class
	10,532,066	68,798	(113,067)	310,380	10,798,177	—	30,143	—	127,759
Columbia Disciplined Core Fund, Institutional 3 Class
	24,552,289	101,264	(219,020)	796,735	25,231,268	—	48,115	—	1,588,871
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	9,990,328	125,897	(361,938)	(1,743)	9,752,544	—	(58,629)	124,335	962,739
Columbia Emerging Markets Fund, Institutional 3 Class
	5,353,383	20,318	(529,761)	557,461	5,401,401	—	129,254	—	259,808

Columbia Capital Allocation Moderate Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	19,932,655	307,765	(7,993,357)	518,848	12,765,911	—	(647,884)	294,951	1,149,047
Columbia Intrinsic Value Fund, Institutional 3 Class
	10,001,290	38,249	(443,630)	460,519	10,056,428	—	47,195	20,418	500,569
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	16,139,605	(729,279)	198,728	15,609,054	—	4,796	—	537,132
Columbia Overseas Core Fund, Institutional 3 Class
	22,268,102	98,355	(586,011)	(67,821)	21,712,625	—	170,478	—	1,628,854
Columbia Quality Income Fund, Institutional 3 Class
	23,310,725	235,112	(1,242,110)	19,192	22,322,919	—	(243,338)	230,987	1,236,727
Columbia Research Enhanced Emerging Economies ETF
	6,569,297	—	—	633,182	7,202,479	—	—	—	221,114
Columbia Select Corporate Income Fund, Institutional 3 Class
	34,800,792	402,128	(1,755,466)	(155,315)	33,292,139	—	(295,834)	396,523	3,642,466
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,083,257	7,012	(147,683)	228,717	2,171,303	—	10,286	—	79,593
Columbia Short-Term Cash Fund, 3.810%
	12,589,568	6,720,506	(6,357,029)	(855)	12,952,190	—	(319)	113,499	12,957,373
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,025,020	20,172	(21,836)	146,142	2,169,498	—	(1,460)	—	55,671
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	19,960,338	133,097	(19,255,835)	2,151,813	2,989,413	—	(2,283,401)	129,577	301,656
Total	332,430,879			6,638,306	329,487,674	—	(2,887,327)	1,850,824

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Moderate Conservative Portfolio | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 4.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	362,018	4,970,513
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	1,401,076	40,715,260
Total Alternative Strategies Funds (Cost $43,789,354)		45,685,773

Equity Funds 52.6%

International 12.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,238,565	25,749,768
Columbia Overseas Core Fund, Institutional 3 Class(a)	7,757,941	103,413,356
Total		129,163,124
U.S. Large Cap 38.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,578,259	107,100,884
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	4,399,285	106,550,670
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	1,186,731	100,302,491
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	4,785,066	96,131,979
Total		410,086,024
U.S. Small Cap 1.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	305,670	8,338,668
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	228,321	8,897,672
Total		17,236,340
Total Equity Funds (Cost $436,750,708)		556,485,488

Exchange-Traded Equity Funds 3.1%

Emerging Markets 3.1%
Columbia Research Enhanced Emerging Economies ETF(a)	1,019,992	33,224,812
Total Exchange-Traded Equity Funds (Cost $25,581,399)		33,224,812

Exchange-Traded Fixed Income Funds 21.2%
	Shares	Value ($)
Investment Grade 21.2%
Columbia Core Bond ETF(a)	7,458,515	224,202,976
Total Exchange-Traded Fixed Income Funds (Cost $236,335,032)		224,202,976

Fixed Income Funds 15.6%

Emerging Markets 2.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,268,394	22,978,828
High Yield 2.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,181,977	24,241,771
Investment Grade 11.1%
Columbia Quality Income Fund, Institutional 3 Class(a)	2,218,331	40,040,873
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	8,489,842	77,597,156
Total		117,638,029
Total Fixed Income Funds (Cost $178,170,175)		164,858,628

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 3.810%(a),(c)	22,551,314	22,542,293
Total Money Market Funds (Cost $22,543,494)		22,542,293
Total Investments in Securities (Cost: $943,170,162)		1,046,999,970
Other Assets & Liabilities, Net		11,425,322
Net Assets		1,058,425,292
At April 30, 2026, securities and/or cash totaling $10,532,282 were pledged as collateral.

Columbia Capital Allocation Moderate Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,584,000 AUD	1,138,357 USD	Barclays	05/27/2026	—	(1,558)
6,781,000 NOK	731,326 USD	Barclays	05/27/2026	—	(418)
21,531,863 USD	3,404,293,000 JPY	Barclays	05/27/2026	258,247	—
587,708 USD	992,000 NZD	Barclays	05/27/2026	—	(1,213)
9,435,000 SEK	1,026,861 USD	Citi	05/27/2026	3,665	—
13,945,807 USD	10,302,000 GBP	Citi	05/27/2026	72,324	—
2,034,398 USD	323,154,000 JPY	HSBC	05/27/2026	34,037	—
4,094,215 USD	6,947,000 NZD	HSBC	05/27/2026	13,028	—
7,823,000 CAD	5,725,140 USD	JPMorgan Chase Bank	05/27/2026	—	(39,814)
614,000 EUR	721,767 USD	JPMorgan Chase Bank	05/27/2026	341	—
5,219,000 CHF	6,718,503 USD	Morgan Stanley Bank	05/27/2026	21,809	—
3,907,000 CAD	2,874,347 USD	State Street	05/27/2026	—	(4,813)
6,450,161 USD	60,190,000 NOK	UBS	05/27/2026	44,999	—
8,580,000 AUD	6,141,478 USD	Wells Fargo	05/27/2026	—	(33,062)
12,302,000 EUR	14,516,941 USD	Wells Fargo	05/27/2026	62,570	—
117,740,000 SEK	12,903,862 USD	Wells Fargo	05/27/2026	135,342	—
292,892 USD	229,000 CHF	Wells Fargo	05/27/2026	947	—
3,446,334 USD	2,542,000 GBP	Wells Fargo	05/27/2026	12,614	—
Total				659,923	(80,878)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	47	06/2026	USD	5,322,750	38,604	—
CAC40 Index	182	05/2026	EUR	14,661,010	—	(405,145)
FTSE 100 Index	172	06/2026	GBP	17,851,020	929,656	—
MSCI Emerging Markets Index	164	06/2026	USD	13,400,440	1,132,943	—
Russell 2000 Index E-mini	62	06/2026	USD	8,704,180	870,946	—
S&P 500 Index E-mini	45	06/2026	USD	16,298,438	1,692,484	—
S&P/TSX 60 Index	85	06/2026	CAD	33,731,400	1,134,652	—
U.S. Treasury 10-Year Note	244	06/2026	USD	26,984,875	—	(663,839)
Total					5,799,285	(1,068,984)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(804)	06/2026	EUR	(46,953,600)	—	(2,858,822)
FTSE/MIB Index	(67)	06/2026	EUR	(15,970,455)	—	(1,537,263)
MSCI EAFE Index	(98)	06/2026	USD	(14,925,890)	—	(569,637)
Total					—	(4,965,722)

Columbia Capital Allocation Moderate Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	15,579,156	1,270,524	(56,022)	—	—	1,214,502	—
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	14,534,957	(1,728,958)	51,298	—	—	—	(1,677,660)
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	10,497,832	(2,100)	—	—	—	—	(2,100)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	10,504,753	(2,100)	—	—	—	—	(2,100)
Total							(462,634)	(4,724)	—	—	1,214,502	(1,681,860)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	219,596,887	1,130,060	(234,964,515)*	14,237,568	—	—	(193,906)	1,130,028	—
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,328,892	26,883	(955,400)	570,138	4,970,513	—	293,866	—	362,018
Columbia Contrarian Core Fund, Institutional 3 Class
	105,018,423	112,972	(1,155,539)	3,125,028	107,100,884	—	388,967	—	2,578,259
Columbia Core Bond ETF
	—	254,293,456 *	(17,958,424)	(12,132,056)	224,202,976	—	(2,983,066)	379,903	7,458,515
Columbia Cornerstone Equity Fund, Institutional 3 Class
	104,901,348	134,010	(642,311)	2,157,623	106,550,670	—	302,574	—	4,399,285
Columbia Cornerstone Growth Fund, Institutional 3 Class
	97,542,139	377,793	(512,445)	2,895,004	100,302,491	—	249,177	—	1,186,731
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	23,778,208	309,404	(1,058,975)	(49,809)	22,978,828	—	(92,420)	292,916	2,268,394
Columbia Emerging Markets Fund, Institutional 3 Class
	25,838,267	1,808	(1,637,664)	1,547,357	25,749,768	—	1,757,657	—	1,238,565

Columbia Capital Allocation Moderate Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	47,549,218	762,360	(24,972,343)	902,536	24,241,771	—	(1,215,689)	695,669	2,181,977
Columbia Intrinsic Value Fund, Institutional 3 Class
	95,491,143	193,730	(3,400,890)	3,847,996	96,131,979	—	977,749	193,730	4,785,066
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	40,381,951	(184,889)	518,198	40,715,260	—	1,654	—	1,401,076
Columbia Overseas Core Fund, Institutional 3 Class
	107,568,940	88,802	(3,940,923)	(303,463)	103,413,356	—	805,264	—	7,757,941
Columbia Quality Income Fund, Institutional 3 Class
	41,686,602	465,364	(2,143,884)	32,791	40,040,873	—	(438,230)	413,864	2,218,331
Columbia Research Enhanced Emerging Economies ETF
	30,303,962	—	—	2,920,850	33,224,812	—	—	—	1,019,992
Columbia Select Corporate Income Fund, Institutional 3 Class
	81,209,940	1,019,662	(4,356,014)	(276,432)	77,597,156	—	(775,082)	923,003	8,489,842
Columbia Select Small Cap Value Fund, Institutional 3 Class
	8,998,526	43,273	(1,576,137)	873,006	8,338,668	—	87,692	—	305,670
Columbia Short-Term Cash Fund, 3.810%
	22,201,037	21,642,877	(21,300,605)	(1,016)	22,542,293	—	(851)	193,623	22,551,314
Columbia Small Cap Growth Fund, Institutional 3 Class
	8,657,459	20,248	(395,382)	615,347	8,897,672	—	(5,009)	—	228,321
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	26,108,887	155,765	(26,065,901)	(198,751)	—	—	42,699	157,595	—
Total	1,051,779,878			21,281,915	1,046,999,970	—	(796,954)	4,380,331

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Moderate Portfolio | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,272,329	17,469,086
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	1,763,666	51,252,130
Total Alternative Strategies Funds (Cost $63,198,204)		68,721,216

Equity Funds 62.4%

International 12.3%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,096,112	43,578,178
Columbia Overseas Core Fund, Institutional 3 Class(a)	13,265,071	176,823,394
Total		220,401,572
U.S. Large Cap 48.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,460,440	226,826,660
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	9,197,165	222,755,324
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,525,560	213,460,368
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	9,837,131	197,627,965
Total		860,670,317
U.S. Small Cap 2.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	709,357	19,351,245
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	476,888	18,584,339
Total		37,935,584
Total Equity Funds (Cost $873,651,061)		1,119,007,473

Exchange-Traded Equity Funds 3.1%

Emerging Markets 3.1%
Columbia Research Enhanced Emerging Economies ETF(a)	1,699,055	55,344,338
Total Exchange-Traded Equity Funds (Cost $42,612,299)		55,344,338

Exchange-Traded Fixed Income Funds 16.3%
	Shares	Value ($)
Investment Grade 16.3%
Columbia Core Bond ETF(a)	9,747,511	293,010,181
Total Exchange-Traded Fixed Income Funds (Cost $299,277,382)		293,010,181

Fixed Income Funds 11.3%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,971,863	30,104,967
High Yield 1.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,189,945	24,330,294
Investment Grade 8.2%
Columbia Quality Income Fund, Institutional 3 Class(a)	3,270,411	59,030,924
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	9,719,716	88,838,204
Total		147,869,128
Total Fixed Income Funds (Cost $220,661,504)		202,304,389

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 3.810%(a),(c)	34,401,338	34,387,577
Total Money Market Funds (Cost $34,389,082)		34,387,577
Total Investments in Securities (Cost: $1,533,789,532)		1,772,775,174
Other Assets & Liabilities, Net		21,664,618
Net Assets		1,794,439,792
At April 30, 2026, securities and/or cash totaling $20,070,514 were pledged as collateral.

Columbia Capital Allocation Moderate Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,700,000 AUD	1,940,382 USD	Barclays	05/27/2026	—	(2,655)
11,354,000 NOK	1,224,521 USD	Barclays	05/27/2026	—	(700)
36,411,313 USD	5,756,807,000 JPY	Barclays	05/27/2026	436,708	—
1,003,607 USD	1,694,000 NZD	Barclays	05/27/2026	—	(2,071)
16,221,000 SEK	1,765,417 USD	Citi	05/27/2026	6,302	—
23,582,790 USD	17,421,000 GBP	Citi	05/27/2026	122,301	—
3,489,370 USD	554,269,000 JPY	HSBC	05/27/2026	58,380	—
6,923,094 USD	11,747,000 NZD	HSBC	05/27/2026	22,029	—
13,229,000 CAD	9,681,436 USD	JPMorgan Chase Bank	05/27/2026	—	(67,328)
1,065,000 EUR	1,251,926 USD	JPMorgan Chase Bank	05/27/2026	592	—
8,825,000 CHF	11,360,564 USD	Morgan Stanley Bank	05/27/2026	36,877	—
6,631,000 CAD	4,878,372 USD	State Street	05/27/2026	—	(8,169)
10,907,406 USD	101,783,000 NOK	UBS	05/27/2026	76,095	—
14,508,000 AUD	10,384,681 USD	Wells Fargo	05/27/2026	—	(55,904)
20,804,000 EUR	24,549,702 USD	Wells Fargo	05/27/2026	105,813	—
199,104,000 SEK	21,821,051 USD	Wells Fargo	05/27/2026	228,869	—
480,905 USD	376,000 CHF	Wells Fargo	05/27/2026	1,555	—
5,865,005 USD	4,326,000 GBP	Wells Fargo	05/27/2026	21,467	—
Total				1,116,988	(136,827)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	79	06/2026	USD	8,946,750	64,888	—
Bloomberg IG Credit	126	06/2026	USD	13,453,020	—	(30,609)
CAC40 Index	323	05/2026	EUR	26,019,265	—	(719,021)
FTSE 100 Index	321	06/2026	GBP	33,314,985	1,734,998	—
MSCI Emerging Markets Index	341	06/2026	USD	27,863,110	2,355,693	—
Russell 2000 Index E-mini	124	06/2026	USD	17,408,360	1,741,892	—
S&P 500 Index E-mini	94	06/2026	USD	34,045,625	3,340,496	—
S&P/TSX 60 Index	160	06/2026	CAD	63,494,400	2,135,815	—
U.S. Treasury 10-Year Note	263	06/2026	USD	29,086,156	—	(715,531)
Total					11,373,782	(1,465,161)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,478)	06/2026	EUR	(86,315,200)	—	(5,266,222)
FTSE/MIB Index	(118)	06/2026	EUR	(28,127,070)	—	(2,707,419)
MSCI EAFE Index	(176)	06/2026	USD	(26,805,680)	—	(1,023,022)
Total					—	(8,996,663)

Columbia Capital Allocation Moderate Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	30,650,963	2,499,672	(110,220)	—	—	2,389,452	—
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	28,588,241	(3,400,621)	100,897	—	—	—	(3,299,724)
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	17,787,439	(3,558)	—	—	—	—	(3,558)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	17,796,904	(3,559)	—	—	—	—	(3,559)
Total							(908,066)	(9,323)	—	—	2,389,452	(3,306,841)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	275,366,344	1,418,918	(285,139,545)*	8,354,283	—	—	(122,304)	1,418,912	—
Columbia Commodity Strategy Fund, Institutional 3 Class
	18,344,006	—	(2,959,699)	2,084,779	17,469,086	—	860,551	—	1,272,329
Columbia Contrarian Core Fund, Institutional 3 Class
	221,166,304	691	(1,326,461)	6,986,126	226,826,660	—	445,909	—	5,460,440
Columbia Core Bond ETF
	—	319,205,567 *	(19,928,185)	(6,267,201)	293,010,181	—	(3,317,053)	477,527	9,747,511
Columbia Cornerstone Equity Fund, Institutional 3 Class
	218,813,303	761	(816,687)	4,757,947	222,755,324	—	385,573	—	9,197,165
Columbia Cornerstone Growth Fund, Institutional 3 Class
	207,702,154	2,094	(611,264)	6,367,384	213,460,368	—	297,732	—	2,525,560
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	30,973,944	383,626	(974,894)	(277,709)	30,104,967	—	86,041	383,600	2,971,863
Columbia Emerging Markets Fund, Institutional 3 Class
	43,966,810	96	(2,892,850)	2,504,122	43,578,178	—	3,134,561	—	2,096,112

Columbia Capital Allocation Moderate Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	62,144,389	913,278	(39,108,198)	380,825	24,330,294	—	(790,075)	913,272	2,189,945
Columbia Intrinsic Value Fund, Institutional 3 Class
	197,110,524	401,415	(7,448,906)	7,564,932	197,627,965	—	2,313,016	401,415	9,837,131
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	50,723,499	(123,925)	652,556	51,252,130	—	1,130	—	1,763,666
Columbia Overseas Core Fund, Institutional 3 Class
	183,013,538	320	(5,501,561)	(688,903)	176,823,394	—	1,526,990	—	13,265,071
Columbia Quality Income Fund, Institutional 3 Class
	61,301,749	608,933	(2,832,577)	(47,181)	59,030,924	—	(553,705)	608,911	3,270,411
Columbia Research Enhanced Emerging Economies ETF
	50,478,924	—	—	4,865,414	55,344,338	—	—	—	1,699,055
Columbia Select Corporate Income Fund, Institutional 3 Class
	92,369,541	1,052,836	(4,120,512)	(463,661)	88,838,204	—	(741,587)	1,052,821	9,719,716
Columbia Select Small Cap Value Fund, Institutional 3 Class
	19,201,899	—	(1,888,168)	2,037,514	19,351,245	—	100,880	—	709,357
Columbia Short-Term Cash Fund, 3.810%
	34,799,029	38,332,590	(38,742,653)	(1,389)	34,387,577	—	(1,421)	298,200	34,401,338
Columbia Small Cap Growth Fund, Institutional 3 Class
	18,485,329	181	(1,064,914)	1,163,743	18,584,339	—	138,677	—	476,888
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	34,967,655	208,017	(40,528,771)	5,353,099	—	—	(5,564,588)	211,534	—
Total	1,770,205,442			45,326,680	1,772,775,174	—	(1,799,673)	5,766,192

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Moderate Aggressive Portfolio | 2026

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 3.4%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,589,089	21,818,200
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	930,543	27,041,585
Total Alternative Strategies Funds (Cost $42,431,247)		48,859,785

Equity Funds 76.0%

International 16.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,282,105	47,444,955
Columbia Overseas Core Fund, Institutional 3 Class(a)	14,222,185	189,581,727
Total		237,026,682
U.S. Large Cap 56.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,305,147	220,375,808
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	8,731,502	211,476,968
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,365,609	199,941,307
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	9,330,727	187,454,313
Total		819,248,396
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	703,986	19,204,731
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	480,083	18,708,838
Total		37,913,569
Total Equity Funds (Cost $827,060,980)		1,094,188,647

Exchange-Traded Equity Funds 4.0%

Emerging Markets 4.0%
Columbia Research Enhanced Emerging Economies ETF(a)	1,778,635	57,936,545
Total Exchange-Traded Equity Funds (Cost $44,608,166)		57,936,545

Exchange-Traded Fixed Income Funds 4.7%
	Shares	Value ($)
Investment Grade 4.7%
Columbia Core Bond ETF(a)	2,263,060	68,027,593
Total Exchange-Traded Fixed Income Funds (Cost $67,886,088)		68,027,593

Fixed Income Funds 8.7%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,357,696	13,753,461
High Yield 1.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,306,903	14,519,692
Investment Grade 6.7%
Columbia Quality Income Fund, Institutional 3 Class(a)	2,609,362	47,098,974
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	5,359,989	48,990,303
Total		96,089,277
Total Fixed Income Funds (Cost $121,462,737)		124,362,430

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 3.810%(a),(c)	27,096,808	27,085,969
Total Money Market Funds (Cost $27,087,004)		27,085,969
Total Investments in Securities (Cost: $1,130,536,222)		1,420,460,969
Other Assets & Liabilities, Net		19,037,677
Net Assets		1,439,498,646
At April 30, 2026, securities and/or cash totaling $17,670,174 were pledged as collateral.

Columbia Capital Allocation Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,158,000 AUD	1,550,868 USD	Barclays	05/27/2026	—	(2,122)
9,148,000 NOK	986,605 USD	Barclays	05/27/2026	—	(564)
29,209,234 USD	4,618,123,000 JPY	Barclays	05/27/2026	350,328	—
802,174 USD	1,354,000 NZD	Barclays	05/27/2026	—	(1,655)
12,920,000 SEK	1,406,151 USD	Citi	05/27/2026	5,019	—
18,917,944 USD	13,975,000 GBP	Citi	05/27/2026	98,109	—
2,782,209 USD	441,940,000 JPY	HSBC	05/27/2026	46,549	—
5,553,445 USD	9,423,000 NZD	HSBC	05/27/2026	17,671	—
10,612,000 CAD	7,766,226 USD	JPMorgan Chase Bank	05/27/2026	—	(54,009)
845,000 EUR	993,312 USD	JPMorgan Chase Bank	05/27/2026	470	—
7,079,000 CHF	9,112,910 USD	Morgan Stanley Bank	05/27/2026	29,581	—
5,311,000 CAD	3,907,259 USD	State Street	05/27/2026	—	(6,543)
8,749,993 USD	81,651,000 NOK	UBS	05/27/2026	61,044	—
11,639,000 AUD	8,331,080 USD	Wells Fargo	05/27/2026	—	(44,849)
16,689,000 EUR	19,693,808 USD	Wells Fargo	05/27/2026	84,884	—
159,722,000 SEK	17,504,932 USD	Wells Fargo	05/27/2026	183,600	—
390,096 USD	305,000 CHF	Wells Fargo	05/27/2026	1,261	—
4,692,275 USD	3,461,000 GBP	Wells Fargo	05/27/2026	17,175	—
Total				895,691	(109,742)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	63	06/2026	USD	7,134,750	51,746	—
Bloomberg IG Credit	134	06/2026	USD	14,307,180	—	(32,552)
CAC40 Index	273	05/2026	EUR	21,991,515	—	(607,718)
FTSE 100 Index	280	06/2026	GBP	29,059,800	1,513,394	—
MSCI Emerging Markets Index	308	06/2026	USD	25,166,680	2,127,723	—
Russell 2000 Index E-mini	108	06/2026	USD	15,162,120	1,517,132	—
S&P 500 Index E-mini	104	06/2026	USD	37,667,500	3,287,791	—
S&P/TSX 60 Index	140	06/2026	CAD	55,557,600	1,868,838	—
U.S. Treasury 10-Year Note	190	06/2026	USD	21,012,813	—	(516,924)
Total					10,366,624	(1,157,194)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,271)	06/2026	EUR	(74,226,400)	—	(4,539,790)
FTSE/MIB Index	(95)	06/2026	EUR	(22,644,675)	—	(2,179,702)
MSCI EAFE Index	(171)	06/2026	USD	(26,044,155)	—	(993,959)
Total					—	(7,713,451)

Columbia Capital Allocation Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	27,936,486	2,278,298	(100,458)	—	—	2,177,840	—
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	26,063,912	(3,100,347)	91,987	—	—	—	(3,008,360)
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	14,249,909	(2,851)	—	—	—	—	(2,851)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	14,259,197	(2,851)	—	—	—	—	(2,851)
Total							(827,751)	(8,471)	—	—	2,177,840	(3,014,062)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	62,243,617	320,946	(62,102,983)*	(461,580)	—	—	—	320,946	—
Columbia Commodity Strategy Fund, Institutional 3 Class
	22,197,805	266	(3,092,996)	2,713,125	21,818,200	—	894,385	—	1,589,089
Columbia Contrarian Core Fund, Institutional 3 Class
	214,562,927	75,480	(1,013,531)	6,750,932	220,375,808	—	459,665	—	5,305,147
Columbia Core Bond ETF
	—	74,274,193 *	(6,388,105)	141,505	68,027,593	—	3,560	108,199	2,263,060
Columbia Cornerstone Equity Fund, Institutional 3 Class
	207,831,468	83,701	(743,387)	4,305,186	211,476,968	—	577,503	—	8,731,502
Columbia Cornerstone Growth Fund, Institutional 3 Class
	194,275,660	205,551	(518,962)	5,979,058	199,941,307	—	287,324	—	2,365,609
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	13,923,426	177,512	(241,759)	(105,718)	13,753,461	—	22,201	173,918	1,357,696
Columbia Emerging Markets Fund, Institutional 3 Class
	47,654,948	1,571	(6,303,659)	6,092,095	47,444,955	—	26,561	—	2,282,105

Columbia Capital Allocation Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	27,844,668	422,106	(13,705,577)	(41,505)	14,519,692	—	(136,171)	412,685	1,306,903
Columbia Intrinsic Value Fund, Institutional 3 Class
	186,222,451	379,239	(6,376,914)	7,229,537	187,454,313	—	2,081,142	379,064	9,330,727
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	26,792,848	(95,561)	344,298	27,041,585	—	929	—	930,543
Columbia Overseas Core Fund, Institutional 3 Class
	195,707,010	7,845	(4,576,975)	(1,556,153)	189,581,727	—	2,344,720	—	14,222,185
Columbia Quality Income Fund, Institutional 3 Class
	48,053,391	502,946	(944,457)	(512,906)	47,098,974	—	39,379	481,035	2,609,362
Columbia Research Enhanced Emerging Economies ETF
	52,843,246	—	—	5,093,299	57,936,545	—	—	—	1,778,635
Columbia Select Corporate Income Fund, Institutional 3 Class
	50,025,926	595,074	(968,980)	(661,717)	48,990,303	—	11,867	574,776	5,359,989
Columbia Select Small Cap Value Fund, Institutional 3 Class
	18,729,402	—	(1,547,697)	2,023,026	19,204,731	—	71,811	—	703,986
Columbia Short-Term Cash Fund, 3.810%
	28,138,077	33,900,069	(34,951,313)	(864)	27,085,969	—	(1,320)	238,793	27,096,808
Columbia Small Cap Growth Fund, Institutional 3 Class
	18,071,959	4,500	(425,173)	1,057,552	18,708,838	—	218,446	—	480,083
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	20,555,147	132,305	(20,531,217)	(156,235)	—	—	32,645	124,697	—
Total	1,408,881,128			38,232,935	1,420,460,969	—	6,934,647	2,814,113

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Aggressive Portfolio | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT124_(06/26)